Other Current and Non-current Liabilities - Summary of Other Current Liabilities (Parenthetical) (Detail) - USD ($) $ in Millions		Dec. 31, 2021	Dec. 31, 2020
Statement [line Items]
Deferred revenue current	[1]	$ 257	$ 201
Contract customers advances payable [member] | Commercial agreement with cemeto bayano [member]
Statement [line Items]
Current advances from contract with customers received		219	161
Deferred revenue current		4	4
Mexico [member]
Statement [line Items]
Other taxes payable current		$ 7	$ 19

[1]	As of December 31, 2021 and 2020, contract liabilities with customers included $219 and $161, respectively, of advances received from customers, as well as in 2021 and 2020 the current portion of deferred revenues in connection with advances under long-term clinker supply agreements of $4 and $4, respectively.